Schedule of prepayments and other current assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Jun. 02, 2022
Safeguarding assets		$ 3,790,176	$ 1,983,116
Prefunding to remittances partner		13,829,321	21,082,897
Deposits		316,872	1,402,729
Prepayments		1,259,527	553,258
Airtime stock		498,728	607,308
Current tax recoverable		297,323	360,358
Others						$ 1,600,000
Total	$ 25,874,112	$ 20,948,216	34,225,239
Seamless Group Inc [Member]
Contract asset			6,888,954	$ 4,657,799
Safeguarding assets			1,983,116	5,787,354
Other receivables			100,144	54,425
Prefunding to remittances partner			21,082,897	21,896,243
Deposits			1,402,729	1,438,316
Goods and services tax/ Value-added tax recoverable			26,493	13,842
Prepayments			553,258	503,123
Airtime stock			607,308	715,755
Inventory			125,603	162,227
Current tax recoverable			360,358	1,094,332
Others			1,094,379	1,240,134
Total			$ 34,225,239	$ 37,563,550	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.